Document and Entity Information	Jan. 03, 2022
Cover [Abstract]
Entity Registrant Name	ABRAXAS PETROLEUM CORP
Amendment Flag	false
Entity Central Index Key	0000867665
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jan. 03, 2022
Entity Incorporation State Country Code	NV
Entity File Number	1-16071
Entity Tax Identification Number	74-2584033
Entity Address, Address Line One	18803 Meisner Drive
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78258
City Area Code	210
Local Phone Number	490-4788
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock, par value $.01 per share
Trading Symbol	AXAS